Document And Entity Information	6 Months Ended
Jan. 31, 2026
Document Information Line Items
Entity Central Index Key	0001755058
Document Type	6-K
Document Fiscal Year Focus	2026
Entity File Number	001-38876
Entity Registrant Name	ATIF Holdings Limited
Amendment Flag	false
Document Period End Date	Jan. 31, 2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--07-31